Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Taxes	Royalties	Total Payments
Total	$ (5,000)	$ 85,994	$ 80,994
UNITED STATES
Total	(5,000)	85,994	80,994
UNITED STATES | U. S. Federal Government [Member]
Total	$ (5,000)	$ 85,994	$ 80,994